Related Party Transactions (Detail) - USD ($)				1 Months Ended					3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 16, 2019	Aug. 13, 2019	Jun. 25, 2019	Sep. 30, 2020	Aug. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 16, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 03, 2021	Dec. 26, 2019	Sep. 19, 2019
Related Party Transaction [Line Items]
Request for redemption on Common stock							182,432
Common stock, shares issued							9,702,831		11,640,181		9,702,831	11,513,451	9,702,831
Common stock, shares outstanding							9,702,831		11,640,181		9,702,831	11,513,451	9,702,831
Description of founder shares												The conversion ratio at each balance sheet date presented was share of common stock for one share of preferred stock.
Administrative expense												$ 36,872,000	$ 24,614,000	$ 19,102,000
Series C Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period							4,832,409
Share price							$ 31.0404				$ 31.0404		$ 31.0404			$ 31.04
proceeds from issue of preferred stock							$ 150,000,000
Nonvoting Common Stock [Member]
Related Party Transaction [Line Items]
Stock purchased in period				631,431		722,734	97,735
Shares Purchased Price				$ 53.40		$ 32.889	$ 32.889				$ 32.889		$ 32.889
Stock purchased during period				$ 33.7		$ 23.8	$ 16.4				$ 16.4		$ 16.4
Series B 1 Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
stock redeemed during period, Shares					694,498		2,631,842
Series B2 Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
stock redeemed during period, Shares					351,445		2,385,032
Convertible Preferred Stock
Related Party Transaction [Line Items]
stock redeemed during period, value					$ 34.4		$ 165.0
Apex Technology Acquisition Corp [Member]
Related Party Transaction [Line Items]
Share price									$ 10.00			$ 10.00
Shares subject to forfeiture of over-allotment option									1,143,750			1,143,750
Percentage of issued and outstanding shares									20.00%			20.00%
Convertible debt									$ 1,500,000			$ 1,500,000
Conversion price									$ 10.00			$ 10.00
Administrative expense	$ 15,000								$ 15,000
Fees for services									$ 45,000	$ 45,000	50,500	$ 180,000
Apex Technology Acquisition Corp [Member] | Initial Public Offering [Member]
Related Party Transaction [Line Items]
Share price																	$ 10.00
Borrowings outstanding							$ 275,000				$ 275,000		$ 275,000
Apex Technology Acquisition Corp [Member] | Common Class B One [Member]
Related Party Transaction [Line Items]
Founder shares											7,187,500		7,187,500
Founder shares, value											$ 25,000		$ 25,000
Common stock dividend payment terms		1.1 for 1						1.109091 for 1
Common stock, shares issued	8,768,750	8,768,750						8,768,750
Common stock, shares outstanding	8,768,750	8,768,750						8,768,750
Description of founder shares									(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.			(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Apex Technology Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Founder Shares no longer subject to forfeiture									1,125,000			1,125,000
Shares issued									8,750,000		8,750,000	8,750,000
Shares outstanding									8,750,000		8,750,000	8,750,000
Over-Allotment Option [Member] | Apex Technology Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture of over-allotment option									18,750			18,750
Sponsor [Member] | Apex Technology Acquisition Corp [Member]
Related Party Transaction [Line Items]
Additional borrowings			$ 300,000
Conversion price															$ 10.00
Debt Instrument, Annual Principal Payment (in Dollars)															$ 300,000
Outstanding balance amount (in Dollars)									$ 300,000